Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2018
Prospectus Date	rr_ProspectusDate	Jan. 28, 2018
Spouting Rock/Convex Global Dynamic Risk Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ust_ProspectusSupplementTextBlock

October 5, 2018

SPOUTING ROCK/CONVEX GLOBAL DYNAMIC RISK FUND (the “Fund”)
Supplement to the Prospectus dated January 28, 2018 As Amended March 2, 2018

The Board of Trustees of Unified Series Trust has approved a change in strategy for the Fund that will take effect no earlier than 60 days from the date of this Supplement, upon the effective date of a new prospectus changing the Fund’s principal investment strategies to reflect a small cap growth strategy. Concurrently, the Fund’s name will be changed to “Spouting Rock Small Cap Growth Fund” and the Fund’s investment objective will be changed to “long term capital appreciation.” The Fund will continue to pursue its current investment objective and strategy until the effective date of the new prospectus.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2018, As Amended March 2, 2018, and retain it for future reference.